SUPPLEMENT
                              DATED APRIL 11, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2002

                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund


================================================================================

           WPG QUANTITATIVE EQUITY FUND

           Commencing April 11, 2003 for periods thereafter, the adviser has agreed to cap the operating expenses of the WPG Quantitative Equity Fund, so that such operating expenses do not exceed 1.40% of the fund's average daily net assets on an annualized basis. The adviser may not discontinue or modify this cap without the approval of the fund's trustees.

           ALL FUNDS

           Effective March 1, 2003, WPG's corporate parent, Robeco, has renamed its U.S. investment advisory and broker-dealer operations, previously known as Weiss, Peck & Greer, L.L.C., to Robeco USA, L.L.C., a Delaware limited liability company ("Robeco USA"). The reorganization follows the recent acquisitions by Robeco of two other U.S. investment management firms, Sage Capital Management ("Sage") and a majority interest in Boston Partners Asset Management ("BPAM"). As a result of the reorganization, the investment advisory and broker-dealer operations of WPG have been separated into divisions of Robeco USA. The investment advisory services will be conducted under the name Weiss, Peck & Greer Investments, and the broker-dealer services will be conducted under the name Robeco USA Brokerage Services. Certain corporate infrastructure and support functions have moved to Robeco USA, Inc., the direct parent of Robeco USA, Sage and BPAM. The ultimate indirect ownership of WPG by Robeco remains unchanged, and the reorganization will not affect the investment management process or result in any personnel changes.

           Accordingly, upon the effectiveness of the reorganization, the combined Prospectus, dated May 1, 2002, for the above referenced funds (the "Prospectus") is hereby revised so that all references to "Weiss, Peck & Greer, L.L.C.", "WPG" or "the adviser" shall mean Robeco USA, through its division Weiss, Peck & Greer Investments.

           WPG GOVERNMENT MONEY MARKET FUND

           Sean Simko has been appointed as a co-portfolio manager of the WPG Government Money Market Fund. Mr. Simko replaces the fund's former co-portfolio manager, Daniel S. Vandivort. The Prospectus is hereby revised as follows:

On Page 18 of the Prospectus, the biographical information regarding Daniel S. Vandivort is replaced with the following:

-------------------- --------------------- ----------- ----------------------------------------------------------
Fund                 Portfolio Manager(s)    Since     Past 5 Years' Business Experience
-------------------- --------------------- ----------- ----------------------------------------------------------

WPG Government       Sean Simko               2003     Vice president of the adviser.  Joined the adviser in
Money Market Fund*                                     2002.  From 1999 to 2002, Portfolio Manager and Money
                                                       Market Account Manager at SEI Investments. Prior
                                                       thereto, performed various trading roles at The Vanguard
                                                       Group.

-------------------- --------------------- ----------- ----------------------------------------------------------

* Thomas J. Girard remains as the other co-portfolio manager of the fund.


           WPG QUANTITATIVE EQUITY FUND

           George H. Boyd, III and E. K. Easton Ragsdale have been appointed as co-portfolio managers of the WPG Quantitative Equity Fund. Messrs. Boyd and Ragsdale replace the fund's former co-portfolio managers, David E. Byrket and Frederick W. Herrmann. The combined Prospectus, dated May 1, 2002, for the above referenced funds (the "Prospectus") is hereby revised as follows:

On Page 18 of the Prospectus, the biographical information regarding David E. Byrket and Frederick W. Herrmann is replaced with the following:

------------------- ----------------------- ----------- ----------------------------------------------------------
Fund                Portfolio Manager(s)    Since       Past 5 Years' Business Experience
------------------- ----------------------- ----------- ----------------------------------------------------------

WPG Quantitative     George H. Boyd, III     2003       Senior Managing Director and Head of the Equity
Equity Fund                                             Investment area of the adviser since 2001.  Prior
                                                        thereto, Chief Institutional Portfolio Manager at Brown
                                                        Brothers Harriman.

                                                        Portfolio Manager of the adviser since 2003.  Prior
                    E. K. Easton Ragsdale    2003       thereto, Managing Director and Associate Head of Equity
                                                        at State Street Research & Management Co.
------------------- ----------------------- ----------- ----------------------------------------------------------